Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Changes of the Obligations for Lease Liabilities - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes of the Obligations for Lease Liabilities [Abstarct]
Beginnng balance	$ 89,369	$ 95,670
Liabilities for new lease agreements	43,931	16,559
Interest accrued expenses	1,980	1,865
Payments of capital and interests	(32,084)	(32,375)
Remeasurement	(880)	(506)
Derecognized contracts	(4,714)	(2,020)
Readjustments	3,878	10,176
Ending balance	$ 101,480	$ 89,369